Stock Plans, Share-Based Payments and Warrants - Summary of Options Exercisable Vested and Expected to Vest (Details) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares, Exercisable	3,221,236	2,271,527
Shares, Vested and expected to vest	7,190,188	6,509,821
Weighted Average Exercise Price, Exercisable	$ 0.61	$ 0.65
Weighted Average Exercise Price, Vested and expected to vest	$ 0.57	$ 0.55